Related Party Transactions - Additional Information (Detail) - USD ($)						12 Months Ended
	Aug. 17, 2021	Jun. 16, 2021	Jan. 25, 2021	May 01, 2020	Jul. 19, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jun. 30, 2021	Dec. 27, 2019	Mar. 06, 2018
Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Notional amount										$ 386,190
Interest rate											9.62%
Promissory Notes [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Notional amount		$ 7,000,000							$ 7,000,000
Interest rate		10.00%							10.00%
Borrowings, maturity		December 15, 2023
Borrowings Repurchased Amount	$ 7,113,151
Corporate Video Production Services [Member] | Fade In Production Pty Ltd [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Realted Party Expenses						$ 145,851	$ 42,739
Technology Services [Member] | Consulero Inc [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Realted Party Expenses						103,040	46,515
Director Consulting Agreements [Member] | Anthony Tse [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Related party transaction amounts of transaction					$ 4,700
Amount payable for Services						$ 56,400
Director Consulting Agreements [Member] | Anthony Tse [Member] | Agreemenrt With Related Party Presentattion [Member]
Disclosure Of Related Party Transactions [Line Items]
Agreement Termination Date						Jan. 19, 2022
Director Consulting Agreements [Member] | Rick Findlay [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Related party transaction amounts of transaction					$ 1,332
Related party expense for administrative services						$ 0
Director Consulting Agreements [Member] | Rick Findlay [Member] | Agreemenrt With Related Party Presentattion [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Agreement Termination Date						Jun. 25, 2021
Ashlin BPG Marketing [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Amount reuired to pay for leases per month including taxes						$ 4,500
Minimum notice period for termination of lease						60 days
Realted Party Expenses						$ 39,866	35,505
Ashlin BPG Marketing [Member] | Marketing Items and Employee Gifts [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Realted Party Expenses						46,640	5,405
Consulting Agreement [Member] | Atria Limited [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Percentage of oustanding shares owned by related party as a beneficial owner				5.00%
Business Development And Marketing Consulting Services [Member] | Consulting Agreement [Member] | Atria Limited [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Number of shares payable as a fee for related party services				1,000
Number of shares payable in installments for services received per month				12,000
Stock issued during period shares for related party services			10,000
Director Services Consulting And Fundraising Activities [Member] | Directors And Advisors [Member] | Li Cycle Holdings Corp [member]
Disclosure Of Related Party Transactions [Line Items]
Payments for services received from related party transactions						$ 260,284	$ 181,383	$ 75,285